Rights of use of assets (Details 4)	1 Months Ended	12 Months Ended
	Jul. 22, 2022	Jun. 30, 2022
Statement [Line Items]
Average discount rate	25.00%
Agricultural Business [Member]
Statement [Line Items]
Average discount rate		5.80%
Maturity date		2022-2050
Urban Properties And Investment Business [Member]
Statement [Line Items]
Average discount rate		10.61%
Maturity date		2023-2041